UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
     (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800)-331-1792

Date of fiscal year end:  August 31
Date of reporting period:  February 28, 2009

ITEM 1.     REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 98.6%

	Alabama — 0.6%
$15,000,000	Huntsville, AL, Health Care Authority, TECP, 1.450% due 3/3/09	$15,000,000

	Arizona — 0.9%
6,000,000	Ak-Chin Indian Community Revenue, AZ, LOC- Bank of America N.A., 0.650%, 3/5/09(a)	6,000,000
4,000,000	Arizona Sports & Tourism Authority Senior Revenue, Multipurpose Stadium, LOC-Allied Irish Bank PLC, 1.250%, 3/4/09(a)	4,000,000
855,000	Coconino County, AZ, IDA, Scuff Steel Project, LOC-Wells Fargo Bank N.A., 0.730%, 3/5/09(a)(b)	855,000
1,325,000	Maricopa County, AZ, IDA, MFH Revenue, Refunding Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A., 0.680%, 3/5/09(a)(b)	1,325,000
2,235,000	Phoenix, AZ, IDA, MFH Revenue, Refunding Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A., 0.680%, 3/5/09(a)(b)	2,235,000
7,700,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 0.600%, 3/4/09(a)	7,700,000

	Total Arizona	22,115,000

	California — 3.2%
	Alameda-Contra Costa, CA, Schools Financing Authority, COP,
	Capital Improvement Financing Projects:
2,000,000	LOC-Bank of Nova Scotia, 0.400%, 3/5/09(a)	2,000,000
2,600,000	LOC-Scotiabank, 0.400%, 3/5/09(a)	2,600,000
2,300,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum, LOC-Bank of New York, 0.350%, 3/2/09(a)	2,300,000
8,200,000	California Statewide CDA, Revenue, Los Angeles County Museum of Art, LOC-Wells Fargo Bank N.A., 0.350%, 3/2/09(a)	8,200,000
2,100,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-Scotiabank, 0.400%, 3/5/09(a)	2,100,000
7,500,000	Los Angeles, CA, Community RDA, MFH Revenue, Wilshire Station Apartments, LOC-Bank of America N.A., 0.700%, 3/2/09(a)(b)	7,500,000
	Los Angeles, CA, Department of Water & Power:
6,900,000	SPA-Banco Bilboa Vizcaya, 0.300%, 3/2/09(a)	6,900,000
14,200,000	Water & Power Revenue, SPA-JPMorgan Chase, Lloyds TSB Bank PLC, 0.320%, 3/5/09(a)	14,200,000
8,000,000	Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC, 0.300%, 3/2/09(a)	8,000,000
2,500,000	Pleasanton, CA, COP, Assisted Living Facility Financing, LOC-Citibank N.A., 0.390%, 3/5/09(a)	2,500,000
16,800,000	San Francisco, CA, City & County Airports Commission, International Airport Revenue Assured Gty., SPA-Landesbank Baden-Wurttemberg, 0.600%, 3/4/09(a)(b)	16,800,000
5,000,000	San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co., 0.400%, 3/5/09(a)	5,000,000

	Total California	78,100,000

	Colorado — 1.4%
	Colorado Health Facilities Authority Revenue:
4,525,000	Exempla Inc., LOC-U.S. Bank N.A., 0.700%, 3/5/09(a)	4,525,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 21

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Colorado — 1.4% continued
$6,000,000	Refunding, Catholic Health, SPA-Landesbank Baden-Wurttemberg, 0.450%, 3/4/09(a)	$6,000,000
4,000,000	Colorado HFA, Revenue, Multi-Family, SPA-FHLB, 0.700%, 3/4/09(a)(b)	4,000,000
	Colorado HFA, EDR:
4,400,000	Lehman Communications Corp., LOC-Wells Fargo Bank N.A., 0.730%, 3/5/09(a)(b)	4,400,000
1,225,000	Warneke Paper Box Co. Project, LOC-Wells Fargo Bank N.A., 0.730%, 3/5/09(a)(b)	1,225,000
	Colorado Housing & Finance Authority:
5,725,000	Multi-Family, SPA-FHLB, 0.700%, 3/4/09(a)(b)	5,725,000
4,245,000	Single-Family Mortgage, SPA-FHLB, 0.700%, 3/4/09(a)(b)	4,245,000
175,000	Colorado Water Resources & Power Development Authority, Clean Water Revenue, 5.250% due 9/1/09	179,080
1,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A., 0.600%, 3/5/09(a)	1,500,000
3,840,000	Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A., 0.730%, 3/5/09(a)(b)	3,840,000

	Total Colorado	35,639,080

	Connecticut — 0.2%
4,000,000	Connecticut State, HEFA Revenue, Yale-New Haven Hospital, LOC-Bank of America N.A., 0.400%, 3/4/09(a)	4,000,000
600,000	Connecticut State, HEFA Revenue, Yale University, 0.350%, 3/2/09(a)	600,000

	Total Connecticut	4,600,000

	Delaware — 0.3%
6,200,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, LOC-PNC Bank, 0.600%, 3/5/09(a)	6,200,000

	District of Columbia — 2.8%
3,860,000	District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC, 0.640%, 3/5/09(a)	3,860,000
	District of Columbia, Revenue:
255,000	American Psychological Association, LOC-Bank of America, 0.670%, 3/5/09(a)	255,000
6,300,000	Thomas B. Fordham Foundation, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	6,300,000
15,500,000	District of Columbia, Revenue, The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	15,500,000
	Metropolitan Washington Airports Authority, TECP:
15,000,000	0.600% due 3/19/09	15,000,000
8,000,000	0.680% due 5/12/09	8,000,000
	Washington, D.C., Metro Area Transit, TECP:
15,000,000	0.450% due 5/4/09	15,000,000
5,000,000	0.450% due 5/6/09	5,000,000

	Total District of Columbia	68,915,000

	Florida — 9.9%
20,000,000	Citizens Property Insurance Corp. of Florida, Senior Secured High Risk Notes, FSA, 4.500% due 6/1/09	20,097,338

See Notes to Financial Statements.

22 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Florida — 9.9% continued
$2,000,000	Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Mariners Cay Apartments, FNMA, LIQ, 0.620%, 3/5/09(a)	$2,000,000
3,945,000	Florida State Board of Education, Public Education, 5.000% due 6/1/09	3,976,029
5,365,000	Gainesville, FL, Utilities System Revenue, SPA-Bank of New York, 0.470%, 3/4/09(a)	5,365,000
10,500,000	Hillsborough County, FL, School Board COP, Master Lease, MBIA, LOC-Wachovia Bank N.A., 0.600%, 3/2/09(a)	10,500,000
38,500,000	Jacksonville, FL, Commercial Paper Notes, TECP, 0.950% due 3/17/09	38,500,000
	Jacksonville, FL:
	Health Facilities Authority:
2,800,000	Hospital Revenue, Baptist Medical Center, LOC-Bank of America N.A., 0.550%, 3/2/09(a)	2,800,000
9,200,000	LOC-Bank of America, 0.550%, 3/2/09(a)	9,200,000
3,000,000	Transit Revenue, SPA-Dexia Credit Local, 1.600%, 3/5/09(a)	3,000,000
	JEA District, FL:
200,000	St. Johns River Power System Revenue, MBIA, 5.000% due 10/1/09	204,812
17,500,000	TECP, 0.600% due 4/7/09	17,500,000
37,600,000	Electric System Revenue, SPA-Wachovia Bank N.A., 0.550%, 3/2/09(a)	37,600,000
10,000,000	Kissimmee, FL, Utilities Authority Electric System Revenue, FSA, SPA-Dexia Credit Local, 3.500%, 3/4/09(a)	10,000,000
	Lee County, FL, IDA:
12,880,000	EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	12,880,000
5,100,000	North Fort Myers Utility Inc., LOC-SunTrust Bank, 0.870%, 3/4/09(a)(b)	5,100,000
9,320,000	Miami-Dade County, FL, TECP, 1.800% due 3/4/09	9,320,000
6,700,000	Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities Inc., LOC-Branch Banking & Trust, 0.680%, 3/5/09(a)	6,700,000
1,875,000	Orlando & Orange County, FL, Expressway Authority, Refunding, FSA, SPA-Dexia Credit Local, 2.950%, 3/5/09(a)	1,875,000
315,000	Orlando, FL, Utilities Commission, Utility System Revenue, 5.250% due 7/1/09	319,745
	Palm Beach County, FL:
3,070,000	Revenue, St. Andrews School, LOC-Bank of America N.A., 0.650%, 3/5/09(a)	3,070,000
13,200,000	School District, TECP, 0.700% due 3/10/09	13,200,000
7,360,000	Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust Bank, 0.600%, 3/2/09(a)	7,360,000
14,650,000	Polk County, FL, School Board COP, Master Lease Program, FSA, SPA-Dexia Credit Local, 4.100%, 3/5/09(a)	14,650,000
8,500,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co., 0.500%, 3/2/09(a)	8,500,000
2,360,000	Sarasota-Manatee Airport Authority, Refunding, LOC-SunTrust Bank, 0.600%, 3/2/09(a)	2,360,000

	Total Florida	246,077,924

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 23

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Georgia — 6.6%
$7,195,000	Albany-Dougherty County, GA, Hospital Authority Revenue, Refunding Anticipation Certificates, Phoebe Putney Memorial Hospital, LOC-SunTrust Bank, 0.600%, 3/2/09(a)	$7,195,000
9,500,000	Atlanta, GA, Development Authority Revenue, Botanical Garden Improvements Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	9,500,000
16,800,000	Atlanta, GA, Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local, 2.750%, 3/5/09(a)	16,800,000
10,470,000	City of Atlanta, GA, Water & Wastewater Revenue, 1.500% due 3/3/09	10,470,000
7,500,000	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	7,500,000
7,000,000	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	7,000,000
2,835,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A., 0.770%, 3/5/09(a)(b)	2,835,000
6,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	6,600,000
	Fulton County, GA, Development Authority Revenue:
5,000,000	Georgia Tech Athletic Association Project, LOC-Northern Trust Co., 1.250% due 12/2/09(c)	5,000,000
8,000,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	8,000,000
13,900,000	Fulton County, GA, Development Authority Revenue, Woodward Academy Inc. Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	13,900,000
25,300,000	Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A., 0.800%, 3/2/09(a)	25,300,000
8,535,000	Georgia State Ports Authority Revenue, Garden City Terminal Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	8,535,000
	Georgia State, GO:
235,000	3.000% due 7/1/09	235,898
2,407,000	SPA-Dexia Credit Local, 0.730%, 3/5/09(a)	2,407,000
3,465,000	Gwinnett County, GA, Development Authority, COP, Public Schools Project, MBIA, 5.000% due 1/1/10	3,581,399
2,215,000	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 0.920%, 3/4/09(a)(b)	2,215,000
	Macon-Bibb County, GA:
6,240,000	Hospital Authority Revenue, Variable-Anticipitation Note Certificates, Central Georgia Senior Health Inc., LOC-SunTrust Bank, 0.600%, 3/2/09(a)	6,240,000
5,615,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	5,615,000
1,000,000	Municipal Electric Authority of Georgia, Project One, FSA, SPA-Dexia Credit Local, 2.230%, 3/4/09(a)	1,000,000
	Private Colleges & Universities Authority, GA, Revenue, Emory University:
1,550,000	0.300%, 3/5/09(a)	1,550,000
150,000	4.500% due 9/1/09	152,894
10,800,000	Putnam County, GA, Development Authority PCR, Georgia Power Co., 2.100% due 7/14/09(c)	10,800,000

	Total Georgia	162,432,191

See Notes to Financial Statements.

24 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Hawaii — 0.0%
$250,000	Hawaii State Highway Revenue, 4.000% due 1/1/10	$256,332

	Illinois — 2.7%
2,270,000	Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank, 1.070%, 3/5/09(a)(b)	2,270,000
2,510,000	Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank, 1.070%, 3/5/09(a)(b)	2,510,000
8,000,000	Illinois Development Finance Authority Revenue, Evanston Northwestern Healthcare, SPA-JPMorgan Chase, 0.600%, 3/2/09 (a)	8,000,000
2,910,000	Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A., 0.900%, 3/5/09(a)(b)	2,910,000
3,000,000	Illinois DFA, Rosecrance Inc. Project, LOC-JPMorgan Chase, 0.630%, 3/4/09(a)	3,000,000
	Illinois Finance Authority:
2,100,000	Elgin Academy Project, LOC-Charter One Bank, 2.160%, 3/4/09(a)	2,100,000
1,220,000	IDR, Transparent Container Project, LOC-Bank One N.A., 4.000%, 3/5/09(a)(b)	1,220,000
	Illinois Finance Authority Revenue:
2,150,000	Dominican University, LOC-JPMorgan Chase, 0.630%, 3/4/09(a)	2,150,000
6,000,000	Illinois College, LOC-U.S. Bank, 0.600%, 3/5/09(a)	6,000,000
10,000,000	Loyola Academy, LOC-JPMorgan Chase, 0.710%, 3/4/09(a)	10,000,000
3,900,000	Murphy Machine Products Inc, LOC-Bank of America N.A., 0.780%, 3/5/09(a)(b)	3,900,000
4,200,000	University of Chicago Medical Center, LOC-Bank of Montreal, 0.600%, 3/2/09(a)	4,200,000
7,000,000	Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, LOC-JPMorgan Chase, 0.630%, 3/4/09(a)	7,000,000
3,250,000	Lake County, IL, MFH Revenue, Whispering Oaks Apartments Project, FHLMC, LOC, 0.650%, 3/5/09(a)	3,250,000
4,300,000	Peoria County, IL, Community Unit School District No. 323, GO, Dunlap Community, FSA, SPA-JPMorgan Chase, 2.750%, 3/4/09(a)	4,300,000
3,700,000	University of Illinois Revenue, Auxiliary Facilities Systems, FSA, SPA-State Street Bank & Trust Co., 1.620%, 3/4/09(a)	3,700,000
1,250,000	Warren County, IL, Monmouth College Project, LOC-Allied Irish Bank PLC, 1.500%, 3/5/09(a)	1,250,000

	Total Illinois	67,760,000

	Indiana — 1.4%
	Indiana Finance Authority Hospital Revenue:
10,000,000	Clarian Health Partners Inc., LOC-Branch Banking & Trust, 0.620%, 3/4/09(a)	10,000,000
4,500,000	Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust, 0.650%, 3/2/09(a)	4,500,000
11,765,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank, 2.000%, 3/6/09(a)	11,765,000
375,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Community Hospitals Project of Indiana Inc., LOC-Bank of America N.A., 0.650%, 3/5/09(a)	375,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 25

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Indiana — 1.4% continued
$4,900,000	Indiana State Finance Authority Revenue, Lease Appropriation, SPA-Dexia Credit Local, Bank of New York, RBS Citizens, 0.850%, 3/2/09(a)	$4,900,000
3,775,000	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A., 0.730%, 3/5/09(a)(b)	3,775,000

	Total Indiana	35,315,000

	Iowa — 2.6%
	Iowa Finance Authority:
30,000,000	Health Care Facilities Revenue, Refunding, Iowa Health Systems, AMBAC, SPA-Morgan Stanley, 0.700%, 3/2/09(a)	30,000,000
13,800,000	Health Facilities Revenue, Iowa Health Systems, LIQ-Landesbank Baden-Wuerttemburg, 0.650%, 3/4/09(a)	13,800,000
	IDR:
3,600,000	Embria Health Sciences Project, LOC-Wells Fargo Bank, 0.770%, 3/5/09(a)(b)	3,600,000
1,900,000	PowerFilm Inc. Project, LOC-Bank of America N.A., 0.900%, 3/5/09(a)(b)	1,900,000
2,000,000	MFH Revenue, SPA-Dexia Credit Local, 2.500%, 3/5/09(a)(b)	2,000,000
6,915,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern Trust, 0.600%, 3/5/09(a)	6,915,000
5,535,000	Iowa Higher Education Loan Authority Revenue, Private College Facility, Loras, LOC-LaSalle Bank N.A., 0.450%, 3/2/09(a)	5,535,000

	Total Iowa	63,750,000

	Kansas — 0.0%
1,185,000	Kansas State Development Finance Authority Lease Revenue, Kansas Department Administration, SPA-Wachovia Bank N.A., 0.650%, 3/2/09(a)	1,185,000

	Kentucky — 0.9%
	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, LOC-U.S. Bank N.A.:
7,415,000	0.750%, 3/4/09(a)	7,415,000
2,045,000	0.750%, 3/4/09(a)	2,045,000
9,539,000	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., LOC-Fifth Third Bank, 2.000%, 3/6/09(a)	9,539,000
2,800,000	Kentucky Housing Corp., Housing Revenue, SPA-Kentucky Housing Corp., 0.850%, 3/4/09(a)(b)	2,800,000

	Total Kentucky	21,799,000

	Louisiana — 0.7%
3,200,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	3,200,000
12,500,000	Louisiana Public Facilities Authority Revenue, Various International Matex Tank Terminals, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	12,500,000
2,100,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, LOC-JPMorgan Chase, 0.620%, 3/4/09(a)	2,100,000

	Total Louisiana	17,800,000

	Maine — 0.2%
1,900,000	Auburn, ME, Revenue Obligation Securities, Morin Brick Co. Project, LOC-Bank of America, 0.900%, 3/5/09(a)(b)	1,900,000

See Notes to Financial Statements.

26 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Maine — 0.2% continued
$2,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 0.650%, 3/5/09(a)	$2,000,000

	Total Maine	3,900,000

	Maryland — 3.9%
1,100,000	Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America, 0.900%, 3/5/09(a)(b)	1,100,000
3,125,000	Howard County, MD, Revenue, Refunding Glenelg Country School, LOC-PNC Bank N.A., 0.600%, 3/6/09(a)	3,125,000
6,500,000	Maryland Industrial Development Financing Authority, EDR, Paul Reed Smith Guitars, LOC-PNC Bank N.A., 0.850%, 3/6/09(a)(b)	6,500,000
1,100,000	Maryland State Economic Development Corp., EDR, U.S. Pharmacopeial Convention Inc., LOC-Bank of America N.A., 0.600%, 3/2/09(a)	1,100,000
6,630,000	Maryland State Economic Development Corp., Revenue, Santa Barbara Court LLC Project, LOC-PNC Bank N.A., 0.850%, 3/6/09(a)(b)	6,630,000
	Maryland State Health & Higher EFA Revenue:
5,100,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 0.600%, 3/6/09(a)	5,100,000
6,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 0.650%, 3/4/09(a)	6,000,000
1,400,000	Gilman School, LOC-SunTrust Bank, 0.570%, 3/4/09(a)	1,400,000
2,300,000	Johns Hopkins University, 0.450%, 3/5/09(a)	2,300,000
1,800,000	University of Maryland Medical System, LOC-SunTrust Bank, 0.600%, 3/2/09(a)	1,800,000
3,775,000	Woodmont Academy, LOC-Allied Irish Bank PLC, 1.080%, 3/5/09(a)	3,775,000
10,000,000	Maryland State Health & Higher EFA Revenue, TECP, Johns Hopkins University, 0.400% due 4/27/09	10,000,000
2,000,000	Maryland State Health & Higher EFA, TECP, 0.800% due 4/6/09	2,000,000
13,500,000	Maryland State Stadium Authority Sports Facilities Lease, Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local, 1.600%, 3/5/09(a)	13,500,000
13,440,000	Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA/FNMA/FHLMC, FHA, SPA-PNC Bank N.A., 0.800%, 3/5/09(a)(b)	13,440,000
10,260,000	Northeast, MD, Waste Disposal Authority, Solid Waste Revenue, AMBAC, 5.250% due 4/1/09(b)	10,283,605
4,650,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal Life Care Community Inc., LOC-LaSalle Bank N.A., 0.570%, 3/5/09(a)	4,650,000
3,200,000	Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA, 0.600%, 3/5/09(a)	3,200,000

	Total Maryland	95,903,605

	Massachusetts — 3.6%
	Massachusetts State DFA Revenue:
4,150,000	Boston University, LOC-Bank of America N.A., 0.450%, 3/2/09(a)	4,150,000
2,660,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 0.520%, 3/5/09(a)	2,660,000
4,210,000	Chestnut Hill School, LOC-Citizens Bank, 1.000%, 3/4/09(a)	4,210,000
	Lasell College:
4,600,000	LOC-Citizens Bank of MA, 0.650%, 3/5/09(a)	4,600,000
2,000,000	LOC-RBS Citizens N.A., 0.650%, 3/5/09(a)	2,000,000
3,725,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 0.690%, 3/5/09(a)	3,725,000
4,895,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.720%, 3/5/09(a)	4,895,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 27

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 3.6% continued
$2,600,000	YMCA Greater Boston, LOC-Citizens Bank, 0.650%, 3/5/09(a)	$2,600,000
	Massachusetts State HEFA:
13,300,000	Amherst College, 0.450%, 3/5/09(a)	13,300,000
3,000,000	Revenue, Wellesley College, 0.350%, 3/2/09(a)	3,000,000
	Massachusetts State HEFA Revenue:
	Capital Asset Program:
2,775,000	LOC-Bank of America, 0.750%, 3/5/09(a)	2,775,000
5,095,000	LOC-Bank of MA, 1.000%, 3/5/09(a)	5,095,000
3,500,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 0.620%, 3/4/09(a)	3,500,000
2,000,000	Partners Healthcare Systems, 0.400%, 3/2/09(a)	2,000,000
5,300,000	Pool Loan Program, LOC-Citizens Bank, 1.000%, 3/5/09(a)	5,300,000
	Suffolk University:
8,225,000	LOC-JPMorgan Chase, 0.690%, 3/5/09(a)	8,225,000
6,800,000	LOC-TD Bank N.A., 0.750%, 3/5/09(a)	6,800,000
1,000,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 2.500%, 3/4/09(a)(b)	1,000,000
1,020,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding, LOC-Landesbank Baden-Wurttemberg, 0.450%, 3/2/09(a)	1,020,000
8,050,000	Worcester, MA, GO, BAN, 3.000% due 11/6/09	8,084,123

	Total Massachusetts	88,939,123

	Michigan — 1.6%
5,000,000	Michigan Higher EFA, Refunding, Limited Obligation, LOC-JPMorgan Chase, 2.060%, 3/6/09(a)	5,000,000
200,000	Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, 5.000% due 10/1/09	205,081
5,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Company, LOC-Wells Fargo Bank, 0.450%, 3/4/09(a)	5,000,000
5,500,000	Oakland University Revenue, MI, LOC-Allied Irish Bank PLC, 0.700%, 3/4/09(a)	5,500,000
22,290,000	Regents of University of Michigan, TECP, 0.250% due 4/1/09	22,290,000
2,200,000	University of Michigan Revenue, Hospital, 0.400%, 3/5/09(a)	2,200,000

	Total Michigan	40,195,081

	Minnesota — 2.4%
1,715,000	Mendota Heights, MN, Purchase Revenue, St. Thomas Academy Project, LOC-Allied Irish Banks PLC, 1.030%, 3/5/09(a)	1,715,000
	Minnesota State Housing Finance Agency:
6,900,000	Residential Housing Finance, SPA-Lloyds TSB Bank, 0.750%, 3/5/09(a)(b)	6,900,000
	Residential Housing:
5,060,000	SPA-Lloyds TSB Bank, 0.750%, 3/5/09(a)(b)	5,060,000
12,500,000	SPA-Lloyds TSB Bank PLC, 0.750%, 3/5/09(a)(b)	12,500,000
22,430,000	SPA-State Street Bank & Trust Co., 0.750%, 3/5/09(a)(b)	22,430,000
5,700,000	Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A., 0.370%, 3/4/09(a)	5,700,000

See Notes to Financial Statements.

28 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Minnesota — 2.4% continued
$5,000,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems Project, SPA-Royal Bank of Canada, 0.600%, 3/5/09(a)	$5,000,000

	Total Minnesota	59,305,000

	Mississippi — 1.7%
	Mississippi Business Finance Corp.:
5,000,000	Chrome Deposit Corp. Project, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	5,000,000
	Gulf Opportunity Zone:
2,100,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	2,100,000
6,250,000	SG Resources Mississippi LLC Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	6,250,000
23,900,000	Mississippi Development Bank, Special Obligation, Harrison, FSA, SPA-Dexia Credit Local, 4.000%, 3/5/09(a)	23,900,000
4,375,000	Mississippi Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center, SPA-KBC Bank N.V., 0.650%, 3/2/09(a)	4,375,000

	Total Mississippi	41,625,000

	Missouri — 1.3%
	Missouri State HEFA Revenue:
8,960,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase, 0.650%, 3/2/09(a)	8,960,000
5,800,000	St. Francis Medical Center, LOC-Bank of America N.A., 0.650%, 3/2/09(a)	5,800,000
7,000,000	Missouri State, HEFA, TECP, 0.600% due 7/1/09	7,000,000
2,110,000	Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A., 0.910%, 3/5/09(a)(b)	2,110,000
2,400,000	St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-Bank of America N.A., 0.650%, 3/5/09(a)	2,400,000
6,200,000	Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A., 0.900%, 3/5/09(a)(b)	6,200,000

	Total Missouri	32,470,000

	Nebraska — 2.9%
7,120,000	Nebraska Investment Finance Authority, Single-Family Housing Revenue, SPA-FHLB, 0.780%, 3/4/09(a)(b)	7,120,000
21,700,000	Nebraska Public Power District, TECP, SPA-Bank of Nova Scotia, 1.150% due 3/12/09	21,700,000
42,500,000	Omaha, NE, Public Power District, TECP, LOC-JPMorgan Chase, 1.100% due 3/12/09	42,500,000

	Total Nebraska	71,320,000

	Nevada — 0.8%
3,300,000	Las Vegas, NV, GO, LOC-Lloyds TSB Bank PLC, 0.420%, 3/2/09(a)	3,300,000
11,400,000	Las Vegas Valley, NV, Water District, TECP, 0.650% due 3/3/09	11,400,000
1,300,000	Nevada Housing Division, Single Family Mortgage Revenue, GNMA, FNMA, FHLMC, SPA-JPMorgan Chase, 0.780%, 3/4/09(a)(b)	1,300,000
2,000,000	Tuckee Meadows, NV, Water Authority, TECP, LOC-Lloyds TSB Bank PLC, 1.100% due 3/16/09	2,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 29

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Nevada — 0.8% continued
$2,343,000	Tuckee Meadows, NV, Water Authority, TECP, 0.870% due 3/9/09	$2,343,000

	Total Nevada	20,343,000

	New Hampshire — 0.7%
9,860,000	New Hampshire HEFA Revenue, University New Hampshire, AMBAC, 3.000% due 3/30/09(c)	9,860,000
6,270,000	New Hampshire Higher Educational & Health Facilities Authority Revenue, St. Paul’s School, SPA-Bank of America N.A., 0.640%, 3/5/09(a)	6,270,000

	Total New Hampshire	16,130,000

	New Jersey — 0.6%
3,280,000	Park Ridge, NJ, GO, BAN, 2.250% due 2/5/10	3,288,977
11,515,000	South Orange Village Township, NJ, GO, BAN, 2.000% due 2/2/10	11,567,345

	Total New Jersey	14,856,322

	New Mexico — 0.1%
2,000,000	New Mexico Educational Assistance Foundation, Education Loan, 4.950% due 3/1/09(b)	2,000,000

	New York — 4.9%
700,000	Long Island Power Authority, NY, Subordinated, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 0.480%, 3/4/09(a)	700,000
	New York City, NY, IDA, 1 Bryant Park LLC:
7,900,000	LOC-Bank of America N.A., Bank of New York, GIC-Bayerische Landesbank, 0.500%, 3/2/09(a)	7,900,000
900,000	LOC-Bank of America N.A., Citibank, GIC-Bayerische Landesbank, 0.650%, 3/4/09(a)	900,000
3,800,000	New York City, NY, HDC, Multi-Family Mortgage Revenue, Beekman Tower, LOC-Royal Bank of Scotland, 0.430%, 3/4/09(a)	3,800,000
32,550,000	New York City, NY, Municipal Water, TECP, 0.880% due 3/2/09	32,550,000
300,000	New York City, NY, TFA, Future Tax Secured, C5, Toronto, Dominion Bank, 0.400%, 3/2/09(a)	300,000
1,900,000	New York City, NY, Trust for Cultural Resources Revenue, Asia Society, LOC-JPMorgan Chase, 0.550%, 3/5/09(a)	1,900,000
	New York City, NY:
	GO:
	LOC-Morgan Guaranty Trust:
23,200,000	0.550%, 3/2/09(a)	23,200,000
5,000,000	0.480%, 3/4/09(a)	5,000,000
3,700,000	LOC-Royal Bank of Scotland, 0.580%, 3/5/09(a)	3,700,000
	Subordinated:
1,400,000	LOC-Bank of Nova Scotia, 0.550%, 3/4/09(a)	1,400,000
1,200,000	LOC-BNP Paribas, 0.480%, 3/4/09(a)	1,200,000
1,075,000	LOC-Royal Bank of Scotland, 0.450%, 3/5/09(a)	1,075,000
2,700,000	GO, SPA-Wachovia Bank N.A., 0.500%, 3/2/09(a)	2,700,000
	Municipal Water Finance Authority:
12,000,000	SPA-Dexia Credit Local, 1.900%, 3/5/09(a)	12,000,000
3,000,000	Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen, 0.400%, 3/2/09(a)	3,000,000

See Notes to Financial Statements.

30 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	New York — 4.9% continued
$150,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, NYC Municipal Project, 4.000% due 6/15/09	$151,493
	New York State Housing Finance Agency:
	Revenue:
1,320,000	Ocean Park Apartments Housing, LIQ-FNMA, 0.700%, 3/4/09(a)(b)	1,320,000
1,300,000	Remeeder Houses, LOC-Citibank N.A., 0.700%, 3/4/09(a)(b)	1,300,000
12,645,000	Tribeca Green Housing LLC, LOC-Landesbank Hessen-Thuringen, 0.550%, 3/4/09(a)	12,645,000
3,400,000	Service Contract Revenue, Refunding, LOC-State Street Bank & Trust Co., 0.450%, 3/4/09(a)	3,400,000
1,870,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding, Gem Subordinated, SPA-Bank of America, 0.620%, 3/5/09(a)	1,870,000

	Total New York	122,011,493

	North Carolina — 3.3%
	Charlotte, NC, TECP:
4,233,000	0.650% due 5/6/09	4,233,000
3,212,000	LOC-Wachovia Bank, 1.800% due 3/26/09	3,212,000
7,290,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-Fifth Third Bank, 2.550%, 3/6/09(a)(b)	7,290,000
	Mecklenburg County, NC, COP:
2,845,000	SPA-Landesbank Hessen-Thuringen, 0.550%, 3/2/09(a)	2,845,000
6,085,000	SPA-SunTrust Bank, 0.660%, 3/5/09(a)	6,085,000
	Mecklenburg County, NC, GO:
13,325,000	2.000% due 11/5/09(c)	13,414,286
2,150,000	SPA-Landesbank Hessen, 0.580%, 3/5/09(a)	2,150,000
6,750,000	New Hanover County, NC, GO, SPA-Wachovia Bank, 0.820%, 3/5/09(a)	6,750,000
3,950,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust, 0.680%, 3/5/09(a)	3,950,000
	North Carolina Medical Care Commission:
4,000,000	Health Care Facilities Revenue, Carol Woods Project, Radian, LOC-Branch Banking & Trust, 0.550%, 3/2/09(a)	4,000,000
6,750,000	Health System Revenue, Catholic Health East, LOC-JPMorgan Chase, 0.600%, 3/4/09(a)	6,750,000
12,405,000	North Carolina Medical Care Community, Health Care Facilities Revenue, Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 0.550%, 3/2/09(a)	12,405,000
8,410,000	North Carolina State, GO, Refunding, LOC-Landesbank Baden-Wurttemberg, 0.530%, 3/4/09(a)	8,410,000

	Total North Carolina	81,494,286

	Ohio — 3.3%
8,400,000	Akron, Bath, and Copley, OH, Joint Township Hospital District Revenue, Hospital Facilities Akron General Health, LOC-JPMorgan Chase, 0.600%, 3/4/09(a)	8,400,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 31

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Ohio — 3.3% continued
$13,300,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare, LOC-UBS AG, 0.720%, 3/4/09(a)	$13,300,000
10,000,000	Montgomery County, OH, Revenue Bonds, TECP, 4.000% due 3/10/09	10,000,000
5,330,000	Ohio State Higher Educational Facilities Revenue, Ohio Dominican University Project, LOC-JPMorgan Chase, 0.600%, 3/5/09(a)	5,330,000
20,000,000	Ohio State University, General Receipts, 0.450%, 3/4/09(a)	20,000,000
	Ohio State Water Development Authority:
5,000,000	PCR, Refunding, Firstenergy Project, LOC-Barclay Bank PLC, 0.600%, 3/5/09(a)(b)	5,000,000
8,100,000	Pollution Control Facilities Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC, 0.500%, 3/4/09(a)	8,100,000
	Ohio State, GO:
750,000	Common Schools, 0.550%, 3/4/09(a)	750,000
100,000	Higher Education Capital Facilities, 5.250% due 5/1/09	100,788
400,000	Refunding and Improvement Infrastructure, 0.400%, 3/4/09(a)	400,000
2,000,000	South Euclid, OH, GO, BAN, 2.500% due 1/25/10	2,026,772
4,700,000	Summit County, OH, Revenue, Goodwill Indstries of Akron Inc., LOC-Fifth Third Bank, 2.150%, 3/4/09(a)	4,700,000
3,507,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., FSA, SPA-Bank One N.A., 3.150%, 3/6/09(a)	3,507,000

	Total Ohio	81,614,560

	Oregon — 1.6%
25,000,000	City of Salem, OR, Water & Sewer, TECP, 0.450% due 3/2/09	25,000,000
1,245,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project, LOC-KBC Bank N.V., 0.650%, 3/2/09(a)	1,245,000
3,000,000	Oregon State Facilities Authority Revenue, Peacehealth, LOC-Wells Fargo Bank N.A., 0.430%, 3/5/09(a)	3,000,000
5,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk Terminal, LOC-Canadian Imperial Bank, 0.800%, 3/5/09(a)(b)	5,000,000
4,755,000	Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A., 0.750%, 3/5/09(a)(b)	4,755,000

	Total Oregon	39,000,000

	Pennsylvania — 8.4%
	Allegheny County, PA:
7,000,000	IDA, Health Care Revenue, Vincentian Collaborative, LOC-PNC Bank N.A., 2.100% due 6/1/09(c)	7,000,000
15,300,000	IDA Revenue, Education Center Watson, LOC-PNC Bank N.A., 2.050% due 5/1/09(c)(d)	15,280,724
6,505,000	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 0.570%, 3/5/09(a)	6,505,000
4,725,000	Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA, 0.710%, 3/5/09(a)	4,725,000
4,700,000	Doylestown, PA, Hospital Authority, Hospital Revenue, LOC-PNC Bank, 0.600%, 3/5/09(a)	4,700,000

See Notes to Financial Statements.

32 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 8.4% continued
$2,700,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada, 1.250%, 3/5/09(a)	$2,700,000
	Lancaster County, PA:
1,920,000	GO, FSA, SPA-Dexia Credit Local, 2.000%, 3/5/09(a)	1,919,998
12,100,000	Hospital Authority Revenue, Masonic Homes Project, LOC-Wachovia Bank N.A., 0.550%, 3/2/09(a)	12,100,000
3,300,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	3,300,000
	Langhorne Manor Boro, PA, Higher Education & Health Authority
	Retirement, Wesley Enhanced Living, Radian:
5,200,000	LOC-Citizens Bank of Pennsylvania, LOC-Citizens Bank of Pennsylvania, 0.800%, 3/2/09(a)	5,200,000
13,220,000	LOC-Citizens Bank, SPA-Citizens Bank, 0.800%, 3/2/09(a)	13,220,000
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	8,000,000
1,540,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of Canada, 1.500%, 3/5/09(a)	1,540,000
2,160,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 2.250%, 3/5/09(a)	2,160,000
7,545,000	Middletown, PA, Area School District, FSA, SPA-RBC Centura Bank, 1.500%, 3/5/09(a)	7,545,000
1,875,000	Montgomery County, PA, IDA Revenue, Lasalle College High School, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	1,875,000
10,300,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	10,300,000
2,570,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank, 0.600%, 3/5/09(a)	2,570,000
1,235,000	North Wales Pennsylvania Water Authority, FSA, SPA-Dexia Credit Local, 1.600%, 3/5/09(a)	1,235,000
	Pennsylvania Economic Development Financing Authority Revenue:
1,875,000	LOC-PNC Bank N.A., 0.850%, 3/5/09(a)(b)	1,875,000
5,000,000	York Water Co. Project, LOC-PNC Bank N.A., 0.800%, 3/5/09(a)(b)	5,000,000
765,000	Pennsylvania Housing Finance Agency, SPA-Dexia Credit Local, 2.250%, 3/4/09(a)(b)	765,000
10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 1.400%, 3/5/09(a)	10,000,000
1,000,000	Pennsylvania State Higher EFA Revenue, Waynesburg College, LOC-PNC Bank N.A., 3.300% due 5/1/09(c)	1,009,196
100,000	Pennsylvania State, GO, 4.750% due 9/1/09	102,068
	Philadelphia, PA:
	Authority for IDR:
2,400,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A., 0.550%, 3/2/09(a)	2,400,000
7,070,000	Pooled Loan Program, LOC-Citizens Bank, 0.650%, 3/5/09(a)	7,070,000
6,100,000	Authority for Industrial Development, Springside School, LOC-PNC Bank, 0.600%, 3/5/09(a)	6,100,000
7,000,000	School District, GO, LOC-Commerce Bank N.A., 0.520%, 3/5/09(a)	7,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 33

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 8.4% continued
$4,620,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA, SPA-PNC Bank, 1.600%, 3/5/09(a)	$ 4,620,000
760,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, First Lien, FSA, SPA-JPMorgan Chase, 1.300%, 3/5/09(a)	760,000
900,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 0.300%, 3/4/09(a)	900,000
2,885,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA, SPA-PNC Bank, 1.600%, 3/5/09(a)	2,885,000
8,750,000	University of Pittsburgh, PA, TECP, 0.750% due 4/7/09	8,750,000
8,775,000	Washington County Hospital Authority, PA, Hospital Washington Hospital Project, LOC-PNC Bank, 2.100% due 7/1/09(c)	8,775,000
12,000,000	Washington County, PA, Hospital Authority Revenue, Washington Hospital, LOC-Wachovia Bank N.A., Project B, 0.670%, 3/5/09(a)	12,000,000
9,950,000	West Cornwall Township Municipal Authority, PA, Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local, 2.250%, 3/5/09(a)	9,950,000
5,735,000	Westmoreland County, PA, IDA Revenue, Health System, Excela Project, LOC-Wachovia Bank N.A., 0.600%, 3/5/09(a)	5,735,000

	Total Pennsylvania	207,571,986

	Puerto Rico — 0.6%
	Commonwealth of Puerto Rico:
	GO, Refunding, Public Improvements FSA:
3,600,000	LOC-Wachovia Bank N.A., 0.450%, 3/2/09(a)	3,600,000
1,125,000	SPA-Dexia Credit Local, 0.600%, 3/2/09(a)	1,125,000
10,000,000	TRAN, LOC-Bank of Nova Scotia, 3.000% due 7/30/09	10,055,116

	Total Puerto Rico	14,780,116

	Rhode Island — 0.7%
7,500,000	Narragansett, RI, GO, BAN, 2.500% due 5/19/09	7,511,529
	Rhode Island Health & Educational Building Corp.:
8,925,000	Higher Education Facilities Revenue, Providence College, LOC-RBS Citizens Bank N.A., 0.600%, 3/4/09(a)	8,925,000
1,845,000	Revenue, Catholic Schools Program, LOC-Citizens Bank of Rhode Island, 0.650%, 3/4/09(a)	1,845,000
35,000	St. George’s School, LIQ-Bank of America, 0.750%, 3/4/09(a)	35,000

	Total Rhode Island	18,316,529

	South Carolina — 2.4%
1,800,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 0.620%, 3/5/09(a)	1,800,000
41,300,000	Piedmont, SC, Municipal Power Agency, Electric Revenue, SPA-Dexia Credit Local, 2.750%, 3/5/09(a)	41,300,000
	South Carolina Jobs EDA:
4,525,000	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 0.870%, 3/4/09(a)(b)	4,525,000
6,275,000	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 0.870%, 3/4/09(a)(b)	6,275,000
6,100,000	South Carolina Jobs-EDA, Hospice Laurens County Inc., LOC-SunTrust Bank, 0.620%, 3/4/09(a)	6,100,000

	Total South Carolina	60,000,000

See Notes to Financial Statements.

34 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	South Dakota — 1.7%
	South Dakota Housing Development Authority:
$41,000,000	AMT Homeownership, SPA-Landesbank Hessen-Thuringen, 0.850%, 3/4/09(a)(b)	$41,000,000
1,590,000	Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen, 0.700%, 3/4/09(a)	1,590,000

	Total South Dakota	42,590,000

	Tennessee — 1.8%
2,890,000	Clarksville, TN, PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC- Bank of America, 0.650%, 3/5/09(a)(e)	2,890,000
100,000	Franklin, TN, Water & Sewer Revenue & Tax Bonds, GO, 4.000% due 11/1/09	102,200
	Jackson, TN:
9,600,000	Energy Authority Electric System Revenue, LOC-Fifth Third Bank, 2.000%, 3/6/09(a)	9,600,000
9,000,000	Health Educational & Housing Facility Board Revenue, Union University Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	9,000,000
	Metropolitan Government Nashville & Davidson County, TN:
3,230,000	Electric Revenue, 4.000% due 5/15/09	3,245,252
3,596,000	Health & Educational Facilities Board Revenue, Old Hickory Towers, LOC-Wachovia Bank N.A., 0.750%, 3/4/09(a)(b)(e)	3,596,000
12,800,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A., 0.600%, 3/2/09(a)	12,800,000
4,250,000	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 0.920%, 3/4/09(a)(b)	4,250,000

	Total Tennessee	45,483,452

	Texas — 7.0%
1,025,000	Austin, TX, Utility System Revenue, Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-Wurttemberg, 2.850%, 3/5/09(a)	1,025,000
2,100,000	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 0.500%, 3/4/09(a) Harris County, TX:	2,100,000
600,000	Flood Control District, TECP, 0.900% due 3/5/09	600,000
	Health Facilities Development Corp., Hospital Revenue:
13,100,000	Baylor College of Medicine, LOC-Compass Bank, 0.580%, 3/4/09(a)	13,100,000
2,400,000	Memorial Hermann Healthcare Systems, FSA, SPA-Dexia Credit Local, 3.500%, 3/4/09(a)	2,400,000
5,700,000	Houston, TX, Higher Education Finance Corp., Higher Education Revenue, Refunding, William Marsh Rice University Project, SPA-JPMorgan Chase, 0.400%, 3/4/09(a)	5,700,000
	Houston, TX, Airport Systems Revenue, TECP:
6,000,000	1.500% due 3/5/09	6,000,000
6,000,000	1.650% due 3/5/09	6,000,000
	Houston, TX:
16,600,000	Higher Education Finance Corp. Revenue, William Marsh Rice University Project, 0.600%, 3/2/09(a)	16,600,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 35

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Texas — 7.0% continued
	Utility System Revenue:
$6,500,000	LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co., 0.900%, 3/5/09(a)	$6,500,000
21,700,000	Refunding, First Lien, LOC-Bank of America N.A., Bank of New York, Dexia Credit Local, State Street Bank & Trust Co., 1.350%, 3/5/09(a)	21,700,000
5,000,000	Midway, TX, ISD, GO, School Building, SPA-Depfa Bank PLC, 3.125% due 8/1/09(c)	5,023,098
1,300,000	North Central Texas Health Facility Development Corp., Revenue, Baylor Health Care System Project, FSA, SPA-Bank of New York, 0.850%, 3/4/09(a)	1,300,000
10,800,000	North Texas Higher Education Authority, Student Loan, Revenue, LOC-Lloyds Bank PLC, 0.900%, 3/4/09(a)(b)	10,800,000
800,000	San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A., 0.780%, 3/5/09(a)(b)	800,000
6,450,000	San Antonio, TX, Empowerment Zone Development Corp., Drury Southwest Hotel Project, LOC-U.S. Bank, 0.900%, 3/5/09(a)(b)	6,450,000
535,000	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, LOC-SunTrust Bank, 0.570%, 3/5/09(a)	535,000
5,000,000	Texas State, TRAN, 3.000% due 8/28/09	5,033,531
30,000,000	Texas State Department of Housing & Community Affairs, Single-Family Revenue, Refunding, FSA, SPA-Depfa Bank PLC, 2.600%, 3/4/09(a)(b)	30,000,000
10,046,000	Texas Technical University Revenue, TECP, 0.550% due 6/11/09	10,046,000
3,750,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community Waste Disposal Project, LOC-Wells Fargo Bank NA, 0.680%, 3/5/09(a)(b)	3,750,000
18,300,000	Weatherford, TX, ISD, PSFG, SPA-Depfa Bank PLC, 1.900% due 8/1/09(c)	18,300,000

	Total Texas	173,762,629

	Utah — 0.9%
	Utah Housing Corp. Single Family Mortgage Revenue:
4,215,000	LIQ-Bayerische Landesbank, 1.550%, 3/4/09(a)(b)	4,215,000
2,940,000	SPA-Bayerische Landesbank, 1.550%, 3/4/09(a)(b)	2,940,000
500,000	SPA-FHLB, 0.700%, 3/4/09(a)(b)	500,000
1,885,000	Utah State Housing Finance Agency, Single Family Mortgage, SPA-Bayerische Landesbank, 1.550%, 3/4/09(a)(b)	1,885,000
13,100,000	Utah Water Finance Agency Revenue, SPA-JPMorgan Chase, 0.720%, 3/4/09(a)	13,100,000

	Total Utah	22,640,000

	Vermont — 0.4%
10,000,000	Vermont Student Assistance Corp. Education Loan Revenue, SPA-Bank of New York, 0.900%, 3/5/09(a)(b)	10,000,000
	Virginia — 1.4%
5,000,000	Fairfax County, VA, EDA Revenue, Mount Vernon Ladies Association of the Union Project, LOC-SunTrust Bank, 0.620%, 3/4/09(a)	5,000,000
7,880,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 0.770%, 3/5/09(a)(b)	7,880,000

See Notes to Financial Statements.

36 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Virginia — 1.4% continued
	Virginia College Building Authority, VA:
$1,170,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.550%, 3/2/09(a)	$1,170,000
8,660,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust, 0.600%, 3/2/09(a)	8,660,000
12,400,000	Virginia Commonwealth University, Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 0.550%, 3/2/09(a)	12,400,000
150,000	Virginia State Resources Authority, Infrastructure Revenue, Pooled Loan Bond Program, 5.000% due 11/1/09	154,300

	Total Virginia	35,264,300

	Washington — 1.7%
5,400,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank N.A., 0.670%, 3/5/09(a)	5,400,000
4,000,000	Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC, 0.630%, 3/5/09(a)	4,000,000
3,775,000	Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America, 0.670%, 3/5/09(a)	3,775,000
2,735,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems, FSA, SPA-U.S. Bank N.A., 0.900%, 3/4/09(a)	2,735,000

	Washington State Housing Finance Commission:
15,000,000	Single-Family Program, GNMA, FNMA, FHLMC, SPA-State Street Bank & Trust Co., 0.800%, 3/5/09(a)(b)	15,000,000
10,695,000	Non-Profit Revenue, St. Thomas School Project, LOC-Bank of America, 0.670%, 3/5/09(a)	10,695,000

	Total Washington	41,605,000

	West Virginia — 0.5%
4,050,000	Brooke County, WV, County Commission Commercial Development Revenue, Bethany College Project, LOC-PNC Bank N.A., 0.600%, 3/5/09(a)	4,050,000
8,985,000	West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust, 0.650%, 3/5/09(a)	8,985,000

	Total West Virginia	13,035,000

	Wisconsin — 3.0%
2,100,000	Appleton, WI, IDR, Great Northern Corp. Project, LOC-U.S. Bank N.A., 0.900%, 3/4/09(a)(b)	2,100,000
1,400,000	Campbell, WI, IDR, Skipperliner Industries Project, LOC-U.S. Bank N.A., 0.970%, 3/4/09(a)(b)	1,400,000
7,000,000	Milwaukee, WI, Redevelopment Authority Revenue, Yankee Hill Apartments, LOC-Wells Fargo Bank N.A., 0.530%, 3/5/09(a)	7,000,000
8,945,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank, 2.650%, 3/6/09(a)(b)	8,945,000
4,460,000	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 0.920%, 3/5/09(a)(b)	4,460,000
4,805,000	Wisconsin Housing & EDA, Home Ownership Revenue, Dexia Credit Local, 2.750%, 3/4/09(a)(b)	4,805,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 37

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Wisconsin — 3.0% continued
	Wisconsin State HEFA, Revenue:
$5,165,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase,
	0.630%, 3/5/09(a)	$5,165,000
39,900,000	Froedtert & Community Health, LOC-U.S. Bank N.A.,
	0.450%, 3/2/09(a)	39,900,000

	Total Wisconsin	73,775,000

	Wyoming — 1.0%
24,000,000	Wyoming CDA, Housing Revenue, SPA-State Street Bank & Trust Co., 1.400%, 3/4/09(a)(b)	24,000,000

	TOTAL INVESTMENTS — 98.6% (Cost — $2,440,876,009#)	2,440,876,009
	Other Assets in Excess of Liabilities — 1.4%	33,724,288

	TOTAL NET ASSETS — 100.0%	$2,474,600,297

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

38 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

TAX FREE RESERVES PORTFOLIO

Abbreviations used in this schedule:
AMBAC	–	Ambac Assurance Corporation - Insured Bonds
BAN	–	Bond Anticipation Notes
CDA	–	Community Development Authority
CIL	–	Corporation for Independent Living
COP	–	Certificate of Participation
CSD	–	Central School District
DFA	–	Development Finance Agency
EDA	–	Economic Development Authority
EDR	–	Economic Development Revenue
EFA	–	Educational Facilities Authority
FHA	–	Federal Housing Administration
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
FSA	–	Financial Security Assurance - Insured Bonds
GIC	–	Guaranteed Investment Contract
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
GTD	–	Guaranteed
HDC	–	Housing Development Corporation
HEFA	–	Health & Educational Facilities Authority
HFA	–	Housing Finance Authority
IDA	–	Industrial Development Authority
IDB	–	Industrial Development Board
IDR	–	Industrial Development Revenue
ISD	–	Independent School District
LIQ	–	Liquidity Facility
LOC	–	Letter of Credit
MBIA	–	Municipal Bond Investors Assurance Corporation - Insured Bonds
MFH	–	Multi-Family Housing
PCR	–	Pollution Control Revenue
PSFG	–	Permanent School Fund Guaranty
RAN	–	Revenue Anticipation Notes
RDA	–	Redevelopment Agency
Radian	–	Radian Asset Assurance
SPA	–	Standby Bond Purchase Agreement - Insured Bonds
TECP	–	Tax Exempt Commercial Paper
TFA	–	Transitional Finance Authority
TRAN	–	Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 39

Schedule of investments (unaudited) continued

February 28, 2009

TAX FREE RESERVES PORTFOLIO

SUMMARY OF INVESTMENTS BY INDUSTRY*
Hospitals	21.0%
Education	20.1
Housing: single family	8.2
Utilities	7.8
Miscellaneous	7.1
Industrial development	6.7
General obligation	6.1
Water & sewer	5.9
Transportation	4.3
Public facilities	4.0
Housing: multi-family	3.2
Electric	1.5
Tax allocation	1.4
Pollution control	1.3
Life care systems	0.6
Solid waste	0.6
Finance	0.2

100.0%

*	As a percentage of total investments. Please note that Portfolio holdings are as of February 28, 2009 and are subject to change.

RATINGS TABLE†
S&P/Moody’s/Fitch‡
A-1	66.2%
VMIG1	24.3
AAA/Aaa	2.9
AA/Aa	2.5
MIG1	1.5
P-1	1.5
F-1	0.7
NR	0.4

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch.

See pages 41 and 42 for definitions of ratings.

See Notes to Financial Statements.

40 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 41

Bond ratings (unaudited) continued

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

42 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

Tax Free Reserves Portfolio
February 28, 2009

ASSETS:
Investments, at amortized cost	$2,440,876,009
Cash	97,565
Receivable for securities sold	30,266,047
Interest receivable	4,986,176
Prepaid expenses	17,372

Total Assets	2,476,243,169

LIABILITIES:
Payable for securities purchased	1,300,196
Investment management fee payable	279,468
Trustees’ fees payable	9,140
Accrued expenses	54,068

Total Liabilities	1,642,872

TOTAL NET ASSETS	$2,474,600,297

REPRESENTED BY:
Paid-in capital	$2,474,600,297

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 43

Statement of operations (unaudited)

Tax Free Reserves Portfolio
For the Six Months Ended February 28, 2009

INVESTMENT INCOME:
Interest (Note 1)	$26,816,025

EXPENSES:
Investment management fee (Note 2)	1,946,388
Legal fees	52,301
Trustees’ fees	20,327
Insurance	17,597
Audit and tax	14,209
Custody fees	9,428
Miscellaneous expenses	5,873

Total Expenses	2,066,123
Less: Fee waivers and/or expense reimbursements (Note 2)	(119,343)
Fees paid indirectly (Note 1)	(392)

Net Expenses	1,946,388

NET INVESTMENT INCOME	24,869,637

NET REALIZED LOSS ON INVESTMENTS	(146,927)

INCREASE IN NET ASSETS FROM OPERATIONS	$24,722,710

See Notes to Financial Statements.

44 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

Tax Free Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (unaudited) AND THE YEAR ENDED AUGUST 31, 2008	2009	2008

OPERATIONS:
Net investment income	$24,869,637	$62,778,703
Net realized gain (loss)	(146,927)	201,254

Increase in Net Assets From Operations	24,722,710	62,979,957

CAPITAL TRANSACTIONS:
Proceeds from contributions	1,995,909,076	6,032,635,687
Value of withdrawals	(2,255,742,567)	(5,220,780,138)

Increase (Decrease) in Net Assets From Capital Transactions	(259,833,491)	811,855,549

INCREASE (DECREASE) IN NET ASSETS	(235,110,781)	874,835,506

NET ASSETS:
Beginning of period	2,709,711,078	1,834,875,572

End of period	$2,474,600,297	$2,709,711,078

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 45

Financial highlights

Tax Free Reserves Portfolio

FOR YEARS ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
	2009	[1]	2008	2007	2006	2005	2004

NET ASSETS,
END OF PERIOD (MILLIONS)	$2,475		$2,710	$1,835	$1,680	$2,261	$1,515

Total return[2]	0.94%		2.54%	3.56%	3.05%	1.88%	0.91%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.16%[3]		0.16%	0.16%[4]	0.17%	0.23%	0.23%
Net expenses[5,6,7]	0.15	[3]	0.15	0.15 [4]	0.15	0.15	0.15
Net investment income	1.92	[3]	2.49	3.51	2.99	1.95	0.90

[1]	For the six months ended February 28, 2009 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.15%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

46 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate, non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 47

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	FEBRUARY 28, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$ 2,440,876,009	—	$ 2,440,876,009	—

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(e) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

48 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2009, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2009, LMPFA waived a portion of its fee in the amount of $119,343.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 49

Notes to financial statements (unaudited) continued

Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

50 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

4. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

Tax Free Reserves Portfolio 2009 Semi-Annual Report | 51

Notes to financial statements (unaudited) continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

5. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

52 | Tax Free Reserves Portfolio 2009 Semi-Annual Report

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management during the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Citi Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Citi Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors,

Tax Free Reserves Portfolio | 53

Board approval of management and
subadvisory agreements (unaudited) continued

including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

54 | Tax Free Reserves Portfolio

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing the Citi Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was slightly above the median. The information comparing Citi Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-, 3- and 5-year periods ended June 30, 2008 was slightly below the median. The Board noted the explanations from the Manager concerning Citi Tax Free Reserves’ underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Feeder Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Tax Free Reserves Portfolio | 55

Board approval of management and
subadvisory agreements (unaudited) continued

In addition, the Board received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each, an “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee (which reflects a fee waiver) as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to the Feeder Fund, showed that each Feeder Fund’s Contractual Management Fee and Actual Management fee was below the median. The Board noted that the actual total expense ratio for Citi Tax Free Reserves was above the median and that the actual total expense ratio for Citi Institutional Tax Free Reserves was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than each Feeder Fund’s current contractual management fee.

56 | Tax Free Reserves Portfolio

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, among other things, Citi Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered and that Citi Institutional Tax Free Reserves had reached such a specified asset level. In addition, with respect to Citi Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee is lower than or within the range of the average of the management fees paid by the other funds in its Lipper expense group at all asset levels. The Board also considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Funds’ asset levels.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

Tax Free Reserves Portfolio | 57

Board approval of management and
subadvisory agreements (unaudited) continued

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

58 | Tax Free Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES and SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: May 5, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: May 5, 2009